Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Financial data by segment
Financial data by reportable segment is as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Net sales:
North America	$208,322	$193,298
South America	93,086	38,150
Europe	112,389	143,621
Asia	47,441	47,515
Total	$461,238	$422,584

Operating income (loss):
North America	$29,197	$17,783
South America	13,674	2,986
Europe	9,755	6,232
Asia	5,283	4,152
Unallocated Corporate	(16,417)	(13,254)
Eliminations	360	(37)
Subtotal	41,852	17,862
Special charges, net	(6,022)	(8,711)
Total	$35,830	$9,151

Depreciation and amortization expense:
North America	$12,677	$9,828
South America	5,845	1,953
Europe	4,000	5,887
Asia	5,521	5,572
Unallocated Corporate	558	340
Subtotal	28,601	23,580
Amortization of loan acquisition costs	1,654	1,026
Total	$30,255	$24,606

Capital spending:
North America	$3,447	$6,051
South America	802	2,208
Europe	3,107	2,509
Asia	3,468	2,600
Corporate	186	747
Total	$11,010	$14,115
Net sales by key application is as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Personal Care	$235,229	$194,470
Infection Prevention	79,856	80,439
High Performance Solutions	146,153	147,675
Total	$461,238	$422,584

Financial data by operating segment is as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Net sales
North America	$828,633	$572,095	$542,788
South America	306,164	153,770	161,509
Europe	530,440	316,400	294,120
Asia	194,677	172,597	156,746
Total	$1,859,914	$1,214,862	$1,155,163

Operating income (loss)
North America	$87,159	$51,485	$49,988
South America	6,791	7,681	18,047
Europe	21,484	8,571	11,102
Asia	17,352	17,809	18,130
Unallocated Corporate	(54,954)	(45,059)	(40,586)
Eliminations	(449)	(131)	76
Subtotal	77,383	40,356	56,757
Special charges, net	(59,185)	(33,188)	(19,592)
Total	$18,198	$7,168	$37,165

Depreciation and amortization expense
North America	$48,173	$27,614	$28,072
South America	18,652	8,458	9,204
Europe	22,061	13,695	11,267
Asia	22,009	19,954	13,780
Unallocated Corporate	1,662	1,776	1,718
Subtotal	112,557	71,497	64,041
Amortization of loan acquisition costs	5,698	4,796	2,665
Total	$118,255	$76,293	$66,706

Capital spending
North America	$35,351	$11,754	$4,909
South America	10,819	3,991	611
Europe	15,812	6,419	8,802
Asia	16,511	31,122	36,626
Corporate	3,964	1,356	677
Total	$82,457	$54,642	$51,625

Division Assets

In thousands	March 31, 2015	December 31, 2014
Division assets:
North America	$825,545	$819,133
South America	463,527	536,140
Europe	266,879	304,879
Asia	263,865	261,172
Corporate	81,945	113,849
Total	$1,901,761	$2,035,173

In thousands	December 31, 2014	December 28, 2013
Division assets
North America	$819,133	$644,913
South America	536,140	135,373
Europe	304,879	351,591
Asia	261,172	265,729
Corporate	113,849	66,914
Total	$2,035,173	$1,464,520

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Geographic data for the Company's operations, based on the geographic region that the sale is made from, are presented as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Net sales
United States	$619,162	$380,836	$357,193
Mexico	138,041	130,451	128,284
Canada	71,430	60,808	57,312
Europe	530,440	316,400	294,120
Asia	194,676	172,597	156,746
South America	306,165	153,770	161,508
Total	$1,859,914	$1,214,862	$1,155,163

In thousands	December 31, 2014	December 28, 2013
Property, plant and equipment, net
United States	$286,204	$209,861
Mexico	51,295	56,229
Canada	4,088	5,026
Europe	136,993	155,383
Asia	146,240	158,006
South America	245,410	68,275
Total	$870,230	$652,780